UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Argenis Capital Advisors, LLC
           --------------------------------------------------
Address:   767 Third Avenue
           --------------------------------------------------
           New York, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-13076
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Vita
           --------------------------------------------------
Title:     Managing Partner
           --------------------------------------------------
Phone:     (212) 888-5282
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Nicholas Vita            New York, New York         August 14, 2008
------------------------    ----------------------     -------------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        54
                                               -------------

Form 13F Information Table Value Total:        $40,455
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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                                                            FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                                                                                                               VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- ---------- ------ ----
AETNA INC                        COM             00817Y108    547      13,500 SH       SOLE                   13,500
ALLSCRIPTS HEALTHCARE SOLUTIONS  COM             01988P108    589      47,500 SH       SOLE                   47,500
ATS MED INC                      COM             002083103    389     182,782 SH       SOLE                  182,782
BIODEL INC                       COM             09064M105    914      70,284 SH       SOLE                   70,284
BIOGEN IDEC INC                  COM             09062X103  1,369      24,500 SH       SOLE                   24,500
CELGENE CORP                     COM             151020104  1,086      17,000 SH       SOLE                   17,000
COUGAR BIOTECHNOLOGY INC         COM             222083107    480      20,126 SH       SOLE                   20,126
CYCLACEL PHARMACEUTICALS INC     COM             23254L108  1,234     646,000 SH       SOLE                  646,000
ECLIPSYS CORP                    COM             278856109    413      22,500 SH       SOLE                   22,500
EXPRESS SCRIPTS INC              COM             302182100    627      10,000 SH       SOLE                   10,000
GENENTECH INC                    COM             368710406  1,708      22,500 SH       SOLE                   22,500
HEALTHSOUTH CORP                 COM NEW         421924309    773      46,500 SH       SOLE                   46,500
HUMANA INC                       COM             444859102    597      15,000 SH       SOLE                   15,000
INCYTE CORP                      COM             45337C102    769     101,000 SH       SOLE                  101,000
LINCARE HLDGS INC                COM             532791100    284      10,000 SH       SOLE                   10,000
MEDCO HEALTH SOLUTIONS INC       COM             58405U102  1,062      22,500 SH       SOLE                   22,500
NEKTAR THERAPEUTICS              COM             640268108    422     126,000 SH       SOLE                  126,000
NUVASIVE INC                     COM             670704105  1,476      33,050 SH       SOLE                   33,050
OMNICARE INC                     COM             681904108    656      25,000 SH       SOLE                   25,000
PDL BIOPHARMA INC                COM             69329Y104    106      10,000 SH       SOLE                   10,000
SEQUENOM INC                     COM NEW         817337405  1,668     104,500 SH       SOLE                  104,500
SHIRE LIMITED                    SPONSORED ADR   82481R106  1,179      24,000 SH       SOLE                   24,000
TRANSITION THERAPEUTICS INC      COM NEW         893716209    356      26,500 SH       SOLE                   26,500
VARIAN MED SYS INC               COM             92220P105  1,037      20,000 SH       SOLE                   20,000
WELLPOINT INC                    COM             94973V107    238       5,000 SH       SOLE                    5,000
AETNA INC NEW                    COM             00817Y108  1,751      43,200 SH  CALL SOLE                   43,200
HEALTHSOUTH CORP                 COM NEW         421924309    249      15,000 SH  CALL SOLE                   15,000
IMCLONE SYS INC                  COM             45245W109    607      15,000 SH  CALL SOLE                   15,000
INCYTE CORPORATION               COM             45337C102  1,050     138,000 SH  CALL SOLE                  138,000
LIFEPOINT HOSPITALS INC          COM             53219L109    142       5,000 SH  CALL SOLE                    5,000
MOLINA HEALTHCARE INC            COM             60855R100    402      16,500 SH  CALL SOLE                   16,500
ODYSSEY HEALTHCARE INC           COM             67611V101    146      15,000 SH  CALL SOLE                   15,000
ONYX PHARMACEUTICALS INC         COM             683399109    676      19,000 SH  CALL SOLE                   19,000
PDL BIOPHARMA INC                COM             69329Y104    212      20,000 SH  CALL SOLE                   20,000
PEDIATRIX MED GROUP              COM             705324101    492      10,000 SH  CALL SOLE                   10,000
SUN HEALTHCARE GROUP INC         COM NEW         866933401     67       5,000 SH  CALL SOLE                    5,000
UNITED THERAPEUTICS CORP DEL     COM             91307C102  1,955      20,000 SH  CALL SOLE                   20,000
WELLPOINT INC                    COM             94973V107  1,192      25,000 SH  CALL SOLE                   25,000
WYETH                            COM             983024100  1,199      25,000 SH  CALL SOLE                   25,000
AMEDYSIS INC                     COM             023436108  1,513      30,000 SH  PUT  SOLE                   30,000
AMGEN INC                        COM             031162100    707      15,000 SH  PUT  SOLE                   15,000
AMYLIN PHARMACEUTICALS INC       COM             032346108  1,143      45,000 SH  PUT  SOLE                   45,000
HILL ROM HLDGS INC               COM             431475102    270      10,000 SH  PUT  SOLE                   10,000
HEALTHWAYS INC                   COM             422245100  1,036      35,000 SH  PUT  SOLE                   35,000
HUMANA INC                       COM             444859102    597      15,000 SH  PUT  SOLE                   15,000
LINCARE HLDGS INC                COM             532791100    852      30,000 SH  PUT  SOLE                   30,000
ALLSCRIPTS HEALTHCARE SOLUTIONS  COM             01988P108    558      45,000 SH  PUT  SOLE                   45,000
MEDIVATION INC                   COM             58501N101    414      35,000 SH  PUT  SOLE                   35,000
MYRIAD GENETICS INC              COM             62855J104    683      15,000 SH  PUT  SOLE                   15,000
POZEN INC                        COM             73941U102    870      80,000 SH  PUT  SOLE                   80,000
PROGENICS PHARMACEUTICALS INC    COM             743187106    238      15,000 SH  PUT  SOLE                   15,000
RITE AID CORP                    COM             767754104     40      25,000 SH  PUT  SOLE                   25,000
SHIRE LIMITED                    COM             82481R106  1,179      24,000 SH  PUT  SOLE                   24,000
SUN HEALTHCARE GROUP INC         COM NEW         866933401    236      17,600 SH  PUT  SOLE                   17,600

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